FORUM FUNDS (the “Trust”)

PAYSON TOTAL RETURN FUND (the “Fund”)

Supplement dated January 3, 2013 to the Prospectus dated August 1, 2012

Effective on December 31, 2012, Messrs. Peter E. Robbins and William N. Weickert will serve as co-portfolio managers of the Fund.

The sub-section entitled “Portfolio Managers” on page 5 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers. The Fund is managed on a day-today basis by the following individuals who are jointly and primarily responsible for the day-to-day management of the Fund.

•
Peter E. Robbins, Managing Director, Chief Investment Officer, and Chief Executive Officer, was portfolio manager of the Fund from 1991 to 2007 and has been co-portfolio manager of the Fund since 2008.

•	William N. Weickert, Managing Director, Director of Portfolio Management, and Secretary of the Adviser, has been co-portfolio manager of the Fund since 2008.

The sub-section entitled “Portfolio Managers” on page 10 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
The Fund is managed by Peter E. Robbins and William N. Weickert, who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Peter E. Robbins has been a Managing Director, Director of Research, Chief Investment Officer, and Chief Executive Officer of the Adviser during the past five years.

William N. Weickert has been Managing Director, Director of Research, Director of Portfolio Management, and Secretary of the Adviser during the past five years.

The SAI provides additional information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and the ownership of Fund shares by the portfolio managers.

For more information, please contact a Fund customer service representative toll free at (800) 805-8258.

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PLEASE RETAIN FOR FUTURE REFERENCE.

FORUM FUNDS (the “Trust”)

PAYSON TOTAL RETURN FUND (the “Fund”)

Supplement dated January 3, 2013 to the Statement of Additional Information dated August 1, 2012 (the “SAI”)

Effective on December 31, 2012, Messrs. Peter E. Robbins and William N. Weickert will serve as co-portfolio managers of the Fund.

The sub-section entitled “Information Concerning Accounts Managed by Portfolio Managers” at page 22 of the SAI is hereby deleted in its entirety and replaced with the following:

Information Concerning Accounts Managed by Portfolio Managers. The following table provides information regarding other accounts managed by the portfolio managers as of March 31, 2012:

Name of Portfolio Manager	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
	Other Registered Investment Companies	Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Pooled Investment Vehicles	Other Accounts
Peter E. Robbins	None	None	65 accounts $280 million	None	None	None
William N. Weickert	None	None	85 accounts $190 million	None	None	None

The sub-section entitled “Portfolio Manager Ownership in the Fund” at page 23 of the SAI is hereby deleted in its entirety and replaced with the following:

Portfolio Manager Ownership in the Fund. The Adviser has provided the following information regarding each Portfolio Manager’s ownership in the Fund:

Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of March 31, 2012
Peter E. Robbins	$10,001-$50,000
William N. Weickert	$10,001-$50,000

For more information, please contact a Fund customer service representative toll free at (800) 805-8258.

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.